Share-based compensation - Compensation cost (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Share-based compensation expense
Share-based compensation expense	¥ 414,747	$ 58,415	¥ 10,740,648	¥ 71,849,299
Total unrecognized compensation expense			619,557	11,094,017
Deferred tax benefit recognized	0		0	0
Origination and servicing
Share-based compensation expense
Share-based compensation expense	70,740	9,963	905,756	21,345,909
General and administrative
Share-based compensation expense
Share-based compensation expense	344,007	48,452	9,340,416	48,655,490
Sales and marketing
Share-based compensation expense
Share-based compensation expense			494,476	1,847,900
Stock options | Origination and servicing
Share-based compensation expense
Share-based compensation expense	25,396,830	3,577,069	26,040,888	10,819,642
Stock options | General and administrative
Share-based compensation expense
Share-based compensation expense	16,617,520	2,340,529	16,743,484	5,321,620
Stock options | Sales and marketing
Share-based compensation expense
Share-based compensation expense	169,113	23,819	12,795	444,211
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense
Share-based compensation expense	42,183,463	$ 5,941,417	42,797,167	16,585,473
Total unrecognized compensation expense	¥ 61,832,598		102,650,058	141,127,667	$ 8,708,939
weighted-average period (in years)	1 year 10 months 9 days	1 year 10 months 9 days
Deferred tax benefit recognized	¥ 0		¥ 0	¥ 0